Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following represents a reconciliation of cash and cash equivalents in the Consolidated Balance Sheets to cash, cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows:

	September 30,
(amounts in thousands)	2025	2024	2023	2022
Cash and cash equivalents	$4,356,138	$3,132,648	$2,592,051	$3,388,189
Restricted cash (included in Prepaid Expenses and Other)	38,411	98,596	97,722	144,980
Restricted cash (included in Other Assets)	—	66,636	63,116	60,370
Cash, cash equivalents, and restricted cash	$4,394,549	$3,297,880	$2,752,889	$3,593,539

Schedule of Restrictions on Cash and Cash Equivalents
The following represents a reconciliation of cash and cash equivalents in the Consolidated Balance Sheets to cash, cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows:

	September 30,
(amounts in thousands)	2025	2024	2023	2022
Cash and cash equivalents	$4,356,138	$3,132,648	$2,592,051	$3,388,189
Restricted cash (included in Prepaid Expenses and Other)	38,411	98,596	97,722	144,980
Restricted cash (included in Other Assets)	—	66,636	63,116	60,370
Cash, cash equivalents, and restricted cash	$4,394,549	$3,297,880	$2,752,889	$3,593,539

Schedule of Property and Equipment
The following table summarizes the Company’s property and equipment balances for the periods indicated:

	September 30,
(in thousands)	2025	2024
Property and equipment, at cost:
Land	$124,999	$117,128
Buildings and improvements	1,128,433	893,694
Machinery, equipment, and other	4,479,886	4,204,268
Total property and equipment	5,733,318	5,215,090
Less accumulated depreciation	(3,194,242)	(3,033,680)
Property and equipment, net	$2,539,076	$2,181,410